Income Tax Expense (Benefit)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	Income Tax Expense (Benefit)
The composition of income tax expense (benefit) for the years ended December 31, 2024, 2023, and 2022 was as follows:

(dollars in thousands)	2024	2023	2022
Current:
Federal	$3,070	$793	$4,591
State	—	67	(134)
Total current	3,070	860	4,457
Deferred:
Federal	1,032	(1,384)	(119)
State	—	—	—
Total deferred	1,032	(1,384)	(119)
Total income tax expense (benefit)	$4,102	$(524)	$4,338
Applicable income tax expense (benefit) for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2024, 2023, and 2022 are as follows:

	2024		2023		2022
(dollars in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax (benefit)	$22,358		$432		$25,089
Tax at statutory federal income tax rate	$4,695	21.00%	$91	21.00%	$5,269	21.00%
Tax-exempt income, net	(567)	(2.54)	(509)	(117.88)	(821)	(3.27)
State income tax expense (benefit), net of federal tax expense (benefit)	—	—	53	12.25	(106)	(0.42)
Other, net	(26)	(0.11)	(159)	(36.86)	(4)	(0.02)
Provision for income tax (benefit) expense	$4,102	18.35%	$(524)	(121.49)%	$4,338	17.29%
Income taxes (benefit) as a percentage of earnings before income taxes (benefit) as reported in the consolidated financial statements were 18.3% for the year ended December 31, 2024 compared to (121.5)% and 17.3% for the years ended December 31, 2023 and 2022, respectively. The effective tax rate for each of years ended December 31, 2024, 2023, and 2022, respectively, is lower than the U.S. federal statutory rate of 21% primarily due to tax-free revenues.
The components of deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 were as follows:

(dollars in thousands)	2024	2023
Deferred tax assets:
Allowance for credit losses	$4,589	$4,669
Securities	6,428	5,653
Other real estate owned	421	1,250
Deferred loan fees	450	437
Lease liability	352	255
Accrued / deferred compensation	763	835
Other	497	592
Total deferred tax assets	$13,500	$13,691
Deferred tax liabilities:
Premises and equipment	$515	$319
Mortgage servicing rights	—	365
Deferred loan costs	395	444
Pension	2,424	1,180
Right-of-use asset	343	246
Prepaid expenses	233	187
Other	61	38
Total deferred tax liabilities	3,971	2,779
Net deferred tax assets	$9,529	$10,912
The deferred tax asset associated with the unrealized losses on securities is mainly a result of changes in interest rates, and the unrealized losses are considered to be temporary as the fair value is expected to recover as the securities approach their respective maturity dates. The issuers of the securities are of high credit quality and all principal amounts are expected to be paid when the securities mature. The Company does not intend to sell and it is more likely than not that the Company will not be required to sell the securities prior to their anticipated recovery.
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. In management's opinion, the Company will more likely than not realize the benefits of its deferred tax assets and, therefore, has not established a valuation allowance against its deferred tax assets as of December 31, 2024. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income of the appropriate character over the periods in which the deferred tax assets are deductible.
The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. For each of the years ended December 31, 2024 and 2023, respectively, the Company did not have any uncertain tax provisions, and did not record any related tax liabilities.